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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the year ended October 31, 2005. These two series have October 31 fiscal year end.

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen

HEALTH CARE FUND

Annual Report
October 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Health Care Fund, which covers the twelve-month period ended October 31, 2005.

Over the past year, the U.S. equity markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Uncertainty in the geopolitical arena was also prevalent, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In response to this turbulence, the portfolio management teams of Evergreen’s Healthcare Fund and Evergreen’s Utility and Telecommunications Fund maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months! Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product (GDP) growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise.

1

LETTER TO SHAREHOLDERS continued

We focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view, and our equity teams based many of their decisions on these positive macroeconomic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

2

LETTER TO SHAREHOLDERS continued

While adhering to their portfolio’s objectives, our equity analysts prepared for more moderate rates of growth in GDP and corporate profits. For example, the portfolio managers of the Evergreen Healthcare Fund attempted to identify areas within the sector that offered improved growth prospects, and as a result, maintained an overweight position in Biotech while minimizing holdings in areas where the growth prospects appeared more limited, such as Healthcare Equipment and Supplies. In contrast, Evergreen’s Utilities and Telecommunications Fund maintained its emphasis on income generation and the preservation of capital, all the while benefiting from the fund’s exposure to the rise in energy prices.

As always, we continue to recommend a fully diversified strategy, such as those available in the Evergreen Equity Trust, for our long-term equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Liu-Er Chen, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999
	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

Average annual return*

1-year with sales charge	8.92%	9.74%	13.75%	N/A

1-year w/o sales charge	15.58%	14.74%	14.75%	15.90%

5-year	4.82%	4.99%	5.30%	6.36%

Since portfolio inception	19.46%	19.72%	19.78%	20.98%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/ fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares, versus a similar investment in the Standard & Poor’s 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 15.58% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Standard & Poor’s 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare) returned 9.52% and the Standard & Poor’s 500 Index (S&P 500) returned 8.72% .

The fund seeks long-term capital growth.

The fund performed well over the twelvemonth period outperforming its benchmarks. In the health care sector, services and equipment companies tended to be among the better performers. During that twelve-month period, the stocks of many HMOs performed particularly well. HMOs have raised premiums while exerting greater influence over how money is spent for health care products and services. The large pharmaceutical companies lagged for the second consecutive year, held back by slowing earnings growth and the prospect that the patents on many profitable drugs were nearing their expiration dates. We continued to emphasize high-quality, major drug companies, because they were selling at what we thought were attractive stock prices and because we thought their longer-term prospects continued to be favorable. At the end of the fiscal year, approximately 37% of the fund’s assets were invested in pharmaceuticals stocks and about another 36% were invested in biotechnology shares. Conversely, we believed that increased regulatory scrutiny due to expanding profit margins was increasing the risks of investing in HMOs.

We emphasized bottom-up fundamental analysis, favoring the stocks of companies that our research indicated were trading at significant discounts to their intrinsic values. Top individual contributors to the Fund’s results included Genentech, a leading biotechnology company that continued to produce good earnings, and Roche, the European pharmaceutical company that owns 56% of Genentech. The German pharmaceutical and chemical company Merck KGAA, an affiliate of the U.S.-based pharmaceutical company Merck, also performed well. Among our investments in HMOs, Health Net, Cigna and WellPoint all performed very well.

Holding back positive results, however, was our lack of exposure to UnitedHealth Group, a leading HMO and a strong performer for the year. Several of our holdings in smaller medical equipment and biotechnology companies also detracted from performance, as the market continued to ignore their potential.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,076.67	$ 8.58
Class B	$ 1,000.00	$ 1,072.59	$ 12.17
Class C	$ 1,000.00	$ 1,073.26	$ 12.23
Class I	$ 1,000.00	$ 1,078.86	$ 6.97
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.94	$ 8.34
Class B	$ 1,000.00	$ 1,013.46	$ 11.82
Class C	$ 1,000.00	$ 1,013.41	$ 11.88
Class I	$ 1,000.00	$ 1,018.50	$ 6.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.64% for Class A, 2.33% for Class B, 2.34% for Class C and 1.33% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 17.84	$ 16.97	$ 12.02	$ 14.94	$ 16.21

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.15)[1]	(0.17)[1]	(0.18)	(0.14)
Net realized and unrealized gains or losses on investments	2.77	1.16	5.12	(2.74)	(0.44)

Total from investment operations	2.67	1.01	4.95	(2.92)	(0.58)

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$ 19.38	$ 17.84	$ 16.97	$ 12.02	$ 14.94

Total return[2]	15.58%	6.02%	41.18%	(19.54%)	(3.52%)

Ratios and supplemental data
Net assets, end of period (thousands)	$114,141	$92,378	$55,982	$26,827	$29,885
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.72%	2.03%	2.04%	1.95%
Expenses excluding waivers/reimbursements
and expense reductions	1.75%	1.82%	2.03%	2.04%	1.95%
Net investment income (loss)	(0.56%)	(0.81%)	(1.17%)	(1.27%)	(1.31%)
Portfolio turnover rate	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 17.17	$ 16.45	$ 11.74	$ 14.69	$ 16.06

Income from investment operations
Net investment income (loss)	(0.24)	(0.25)	(0.26)[1]	(0.28)	(0.22)
Net realized and unrealized gains or losses on investments	2.67	1.11	4.97	(2.67)	(0.46)

Total from investment operations	2.43	0.86	4.71	(2.95)	(0.68)

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$ 18.47	$ 17.17	$ 16.45	$ 11.74	$ 14.69

Total return[2]	14.74%	5.29%	40.12%	(20.08%)	(4.21%)

Ratios and supplemental data
Net assets, end of period (thousands)	$93,319	$90,268	$75,251	$51,811	$57,931
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.31%	2.43%	2.76%	2.78%	2.70%
Expenses excluding waivers/reimbursements
and expense reductions	2.44%	2.53%	2.76%	2.78%	2.70%
Net investment income (loss)	(1.25%)	(1.53%)	(1.87%)	(2.03%)	(2.05%)
Portfolio turnover rate	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 17.16	$ 16.44	$ 11.73	$ 14.68	$ 16.07

Income from investment operations
Net investment income (loss)	(0.21)	(0.23)	(0.26)[1]	(0.31)	(0.22)
Net realized and unrealized gains or losses on investments	2.64	1.09	4.97	(2.64)	(0.48)

Total from investment operations	2.43	0.86	4.71	(2.95)	(0.70)

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$ 18.46	$ 17.16	$ 16.44	$ 11.73	$ 14.68

Total return[2]	14.75%	5.29%	40.15%	(20.10%)	(4.34%)

Ratios and supplemental data
Net assets, end of period (thousands)	$54,620	$47,667	$34,629	$22,327	$25,748
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.31%	2.43%	2.76%	2.78%	2.70%
Expenses excluding waivers/reimbursements
and expense reductions	2.44%	2.53%	2.76%	2.78%	2.70%
Net investment income (loss)	(1.26%)	(1.52%)	(1.88%)	(2.03%)	(2.08%)
Portfolio turnover rate	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 18.07	$ 17.13	$12.11	$15.00	$16.24

Income from investment operations
Net investment income (loss)	(0.04)[2]	(0.09)[2]	(0.13)[2]	(0.16)	(0.16)
Net realized and unrealized gains or losses on investments	2.80	1.17	5.15	(2.73)	(0.39)

Total from investment operations	2.76	1.08	5.02	(2.89)	(0.55)

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$ 19.70	$ 18.07	$17.13	$12.11	$15.00

Total return	15.90%	6.37%	41.45%	(19.27%)	(3.32%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,848	$11,516	$3,314	$1,792	$1,714
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.31%	1.39%	1.75%	1.80%	1.69%
Expenses excluding waivers/reimbursements
and expense reductions	1.44%	1.49%	1.75%	1.80%	1.69%
Net investment income (loss)	(0.22%)	(0.48%)	(0.86%)	(1.03%)	(1.07%)
Portfolio turnover rate	79%	69%	154%	228%	214%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
CVS Corp.	50,000	$1,220,500

HEALTH CARE 94.3%
Biotechnology 35.9%
Abgenix, Inc. *	150,000	1,560,000
Amgen, Inc. *	130,000	9,848,800
Anadys Pharmaceuticals, Inc. *	100,000	991,000
Angiotech Pharmaceuticals, Inc. *	160,000	2,144,000
Applera Corp. – Applied Biosystems Group	60,000	1,456,200
Applera Corp. – Celera Genomics Group *	50,000	594,000
Arena Pharmaceuticals, Inc. *	50,000	520,000
BioCryst Pharmaceuticals, Inc. * (p)	150,000	2,075,250
Biogen Idec, Inc. *	70,000	2,844,100
Cambridge Antibody Technology Group plc, ADR * (p)	32,341	387,122
Coley Pharmaceutical Group, Inc. * (p)	30,000	444,300
CoTherix, Inc. *	110,000	1,567,500
Cubist Pharmaceuticals, Inc. *	122,510	2,475,927
Cytokinetics Inc. *	50,000	389,750
DOV Pharmaceutical, Inc. *	180,000	2,795,400
DUSA Pharmaceuticals, Inc. * (p)	85,000	839,800
Dyax Corp. *	39,697	168,712
Encysive Pharmaceuticals, Inc. *	70,000	735,000
EntreMed, Inc. * (p)	65,000	146,900
Genentech, Inc. *	140,000	12,684,000
Genmab AS * (p)	40,000	767,858
Genzyme Corp. *	50,000	3,615,000
Human Genome Sciences, Inc. *	120,000	1,002,000
ICOS Corp. *	80,000	2,158,400
Idenix Pharmaceuticals, Inc. *	13,000	270,530
ImClone Systems, Inc. *	107,578	3,732,957
Incyte Corp. *	160,000	798,400
Insmed, Inc. * (p)	350,000	437,500
InterMune, Inc. * (p)	53,739	730,850
Mannkind Corp. * (p)	40,000	452,400
Martek Biosciences Corp. *	97,469	3,008,868
Maxygen, Inc. *	50,000	438,000
Medarex, Inc. *	100,000	874,000
MedImmune, Inc. *	100,000	3,498,000
Millennium Pharmaceuticals, Inc. *	150,000	1,368,000
Myogen, Inc. *	70,000	1,403,500
Neose Technologies, Inc. *	130,000	257,400
Neurocrine Biosciences, Inc. *	20,000	1,056,400
NPS Pharmaceuticals, Inc. *	107,372	1,058,688
Oscient Pharmaceuticals Corp. * (p)	1,266,310	2,216,043
OSI Pharmaceuticals, Inc. * (p)	216,100	5,035,130
Pharmion Corp. *	115,000	2,172,350

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Praecis Pharmaceuticals, Inc. *	400,000	$300,000
Protein Design Labs, Inc. *	70,000	1,961,400
QLT, Inc. *	559,800	3,957,786
Regeneron Pharmaceuticals, Inc. *	140,000	1,751,400
Seattle Genetics, Inc. *	58,205	319,545
Tanox, Inc. *	160,000	2,233,600
Tercica, Inc. *	70,000	699,300
Trimeris, Inc. * (p)	158,106	2,014,270
Vertex Pharmaceuticals, Inc. *	81,405	1,851,964
ZymoGenetics, Inc. *	107,166	1,877,548

		97,986,848

Health Care Equipment & Supplies 11.3%
Bio-Rad Laboratories, Inc., Class A *	50,000	2,926,000
Biomet, Inc.	100,000	3,483,000
Boston Scientific Corp. *	80,000	2,009,600
Conceptus, Inc. *	30,000	308,100
EPIX Pharmaceuticals, Inc. * (p)	50,000	350,000
Fresenius AG (p)	28,000	3,611,206
Hospira, Inc. *	60,000	2,391,000
Kinetic Concepts, Inc. *	35,000	1,256,500
Kyphon, Inc. *	40,000	1,603,600
Smith & Nephew plc	300,000	2,536,802
St. Jude Medical, Inc. *	50,000	2,403,500
Synovis Life Technologies, Inc. *	130,000	1,171,300
TriPath Imaging, Inc. *	80,000	556,800
Wright Medical Group, Inc. *	204,413	3,804,126
Zimmer Holdings, Inc. *	40,000	2,550,800

		30,962,334

Health Care Providers & Services 10.3%
CIGNA Corp.	40,000	4,634,800
HCA, Inc.	80,000	3,855,200
Health Net, Inc., Class A *	40,000	1,873,600
IDX Systems Corp. *	90,231	3,915,123
Manor Care, Inc.	60,000	2,235,000
Renal Care Group, Inc. *	40,000	1,874,000
WellPoint, Inc. *	130,000	9,708,400

		28,096,123

Pharmaceuticals 36.8%
Abbott Laboratories	110,000	4,735,500
AstraZeneca plc	120,000	5,382,221
AtheroGenics, Inc. * (p)	50,000	750,000
Bristol-Myers Squibb Co.	250,000	5,292,500
Cardiome Pharma Corp. *	75,000	612,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Chugai Pharmaceutical Co., Ltd.	160,000	$3,515,892
Daiichi Sankyo Co., Ltd. *	140,818	2,553,177
Eli Lilly & Co.	20,000	995,800
GlaxoSmithKline plc, ADR	150,000	7,798,500
Johnson & Johnson	110,000	6,888,200
Kissei Pharmaceutical Co., Ltd. (p)	50,000	978,362
Merck & Co., Inc.	160,000	4,515,200
Merck KGaA	56,913	4,709,608
Mylan Laboratories, Inc.	75,000	1,440,750
Nastech Pharmaceutical Co., Inc. * (p)	142,500	1,900,950
Novartis AG, ADR	70,000	3,767,400
Novo Nordisk AS	100,050	5,138,811
Pfizer, Inc.	380,000	8,261,200
Roche Holding AG	60,000	8,954,854
Schering AG	150,000	9,269,020
Schering-Plough Corp. *	375,000	7,627,500
Taro Pharmaceutical Industries, Ltd., Class A (p)	20,000	440,000
Valeant Pharmaceuticals International	80,000	1,372,800
Wyeth	80,000	3,564,800

		100,465,045

MATERIALS 2.7%
Chemicals 2.7%
Sigma-Aldrich Corp.	115,000	7,325,500

Total Common Stocks (cost $236,579,005)		266,056,350

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.8%
HEALTH CARE 0.8%
Biotechnology 0.8%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 cost( $3,000,000)	$ 3,000,000	2,212,500

	Shares	Value

PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Health Care Providers & Services 0.5%
Fresenius Medical Care AG (cost $1,074,980)	18,571	1,424,325

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Shares	Value

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional U.S. Government Money Market Fund ø	2,223,159	$2,223,159
Evergreen Prime Cash Management Money Market Fund (pp) ø	15,873,583	15,873,583

Total Short-Term Investments (cost $18,096,742)		18,096,742

Total Investments (cost $258,750,727) 105.4%		287,789,917
Other Assets and Liabilities (5.4%)		(14,862,095)

Net Assets 100.0%		$272,927,822

* Non-income producing security

(p) All or a portion of this security is on loan.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(pp) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percent of total long-term investments by industry as of October 31, 2005:

Pharmaceuticals	37.3%
Biotechnology	37.2%
Health Care Equipment & Supplies	11.5%
Health Care Providers & Services	10.9%
Chemicals	2.7%
Food & Staples Retailing	0.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $240,653,985)
including $15,508,451 of securities loaned	$269,693,175
Investments in affiliated money market funds, at value (cost $18,096,742)	18,096,742

Total investments	287,789,917
Foreign currency, at value (cost $774)	737
Receivable for securities sold	6,584,507
Receivable for Fund shares sold	1,018,691
Dividends and interest receivable	190,669
Receivable for securities lending income	5,435
Prepaid expenses and other assets	37,906

Total assets	295,627,862

Liabilities
Payable for securities purchased	6,558,980
Payable for Fund shares redeemed	217,214
Payable for securities on loan	15,873,583
Advisory fee payable	6,069
Distribution Plan expenses payable	4,921
Due to other related parties	684
Accrued expenses and other liabilities	38,589

Total liabilities	22,700,040

Net assets	$272,927,822

Net assets represented by
Paid-in capital	$233,301,309
Undistributed net investment loss	(3,066)
Accumulated net realized gains on investments	10,591,628
Net unrealized gains on investments	29,037,951

Total net assets	$272,927,822

Net assets consists of
Class A	$114,141,187
Class B	93,318,982
Class C	54,619,939
Class I	10,847,714

Total net assets	$272,927,822

Shares outstanding (unlimited number of shares authorized)
Class A	5,889,484
Class B	5,051,196
Class C	2,958,445
Class I	550,765

Net asset value per share
Class A	$19.38
Class A—Offering price (based on sales charge of 5.75%)	$20.56
Class B	$18.47
Class C	$18.46
Class I	$19.70

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $97,389)	$2,433,671
Income from affiliates	177,467
Interest	105,000

Total investment income	2,716,138

Expenses
Advisory fee	2,306,011
Distribution Plan expenses
Class A	305,093
Class B	931,764
Class C	497,988
Administrative services fee	255,709
Transfer agent fees	874,700
Trustees’ fees and expenses	3,978
Printing and postage expenses	72,211
Custodian and accounting fees	95,766
Registration and filing fees	62,626
Professional fees	23,149
Other	6,372

Total expenses	5,435,367
Less: Expense reductions	(2,833)
Fee waivers and expense reimbursements	(326,213)

Net expenses	5,106,321

Net investment loss	(2,390,183)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	18,007,654
Foreign currency related transactions	(7,164)

Net realized gains on investments	18,000,490
Net change in unrealized gains or losses on investments	19,505,695

Net realized and unrealized gains or losses on investments	37,506,185

Net increase in net assets resulting from operations	$35,116,002

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment loss		$ (2,390,183)		$ (2,751,777)
Net realized gains on investments		18,000,490		20,312,694
Net change in unrealized gains or losses
on investments		19,505,695		(11,909,011)

Net increase in net assets resulting from
operations		35,116,002		5,651,906

Distributions to shareholders from
Net realized gains
Class A		(5,798,855)		(480,379)
Class B		(5,847,362)		(660,669)
Class C		(3,088,730)		(312,646)
Class I		(720,862)		(28,112)

Total distributions to shareholders		(15,455,809)		(1,481,806)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,142,524	40,122,571	2,863,240	53,107,226
Class B	571,180	10,164,369	1,421,221	25,470,607
Class C	837,609	15,112,345	1,187,460	21,104,124
Class I	161,098	3,014,893	500,562	9,909,529

		68,414,178		109,591,486

Net asset value of shares issued in
reinvestment of distributions
Class A	298,655	5,271,264	25,614	431,343
Class B	318,944	5,399,721	37,650	614,069
Class C	156,417	2,646,577	16,744	272,928
Class I	38,319	685,519	1,418	24,110

		14,003,081		1,342,450

Automatic conversion of Class B shares
to Class A shares
Class A	79,616	1,470,122	78,696	1,426,158
Class B	(83,193)	(1,470,122)	(81,524)	(1,426,158)

		0		0

Payment for shares redeemed
Class A	(1,808,289)	(33,397,674)	(1,090,233)	(19,768,520)
Class B	(1,012,171)	(17,943,532)	(696,242)	(12,251,673)
Class C	(812,975)	(14,309,881)	(533,584)	(9,357,894)
Class I	(286,079)	(5,327,310)	(58,090)	(1,073,634)

		(70,978,397)		(42,451,721)

Net increase in net assets resulting from
capital share transactions		11,438,862		68,482,215

Total increase in net assets		31,099,055		72,652,315
Net assets
Beginning of period		241,828,767		169,176,452

End of period	$ 272,927,822		$ 241,828,767

Undistributed net investment loss		$ (3,066)		$ (1,348)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses, net realized foreign currency gains or losses and dividends paid through share redemptions. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	$817,006

Undistributed net investment loss	2,388,465
Accumulated net realized gains on investments	(3,205,471)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC waived its advisory fee in the amount of $326,164 and reimbursed other expenses in the amount of $49.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2005, the Fund paid brokerage commissions of $24,464 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $53,076 from the sale of Class A shares and $4,444, $254,783 and $14,268 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $204,842,324 and $200,130,521, respectively, for the year ended October 31, 2005.

During the year ended October 31, 2005, the Fund loaned securities to certain brokers and earned $84,043 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At October 31, 2005, the value of securities on loan and the value of collateral amounted to $15,508,451 and $15,873,583, respectively.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $264,569,616. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,997,283 and $21,776,982, respectively, with a net unrealized appreciation of $23,220,301.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$7,465,248	$8,942,203	$23,219,062

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2005	2004

Ordinary Income	$6,625,092	$1,481,806
Long-term Capital Gain	8,830,717	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Health Care Fund, a series of Evergreen Equity Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Health Care Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 16.23% of ordinary income dividends paid during the fiscal year ended October 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2005, the Fund designates 38.03% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $8,830,717 for the fiscal year ended October 31, 2005.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited)

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

28

ADDITIONAL INFORMATION (unaudited)

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved relatively favorable performance, placing the shares in the third quintile over the recently completed one-year period and in the first quintile over the recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was slightly above the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

29

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564347 rv3 12/2005

Evergreen Utility and Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Annual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Utility and Telecommunications Fund, which covers the twelve-month period ended October 31, 2005.

Over the past year, U.S. equity markets were confronted with a variety of challenges. Questions about the sustainability of economic output were accompanied by tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Uncertainty in the geopolitical arena was also prevalent, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. In response to this turbulence, the equity portfolio management teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. We continue to believe that this discipline will enable our clients to best achieve their long-term goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product (GDP) growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We focused on the breadth of economic output, particularly personal consumption and capital

LETTER TO SHAREHOLDERS continued

investment. While the rate of growth was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still decent, in our view, and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

While adhering to their portfolio’s objectives, our equity analysts prepared for more moderate rates of growth in GDP and corporate profits. For example, the portfolio managers of the Evergreen Health Care Fund attempted to identify areas within the sector that offered improved growth prospects, and as a result, maintained an overweight position in biotechnology while minimizing holdings in areas where the growth prospects appeared more limited, such as Health Care equipment and supplies. In contrast, Evergreen’s Utility and Telecommunications Fund maintained its emphasis on income generation and the preservation of capital, all the while benefiting from

LETTER TO SHAREHOLDERS continued

the fund’s exposure to the rise in energy prices.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994
	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

Average annual return*

1-year with sales charge	23.18%	24.66%	28.63%	N/A

1-year w/o sales charge	30.67%	29.66%	29.63%	31.01%

5-year	-0.54%	-0.41%	-0.08%	0.94%

10-year	8.70%	8.52%	8.52%	9.61%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s Utility Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 30.67% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned 8.72% and the Standard & Poor’s Utility Index (S&P Utilities) returned 19.61% .

The fund seeks high current income and moderate capital growth.

The fund performed very well during the past twelve months, substantially outpacing its benchmarks. Investors enjoyed a favorable climate for investing in utility and telecommunications stocks. With strong balance sheets, companies were able to generate free cash flow sufficient to return excess capital to shareholders in the form of either higher dividends or share repurchases. In this positive environment, we continued to focus on investments in companies that had restructured themselves and had begun to show improvement and on companies that had the ability to raise their dividends to shareholders.

The more commodity-sensitive companies performed well in a high and rising energy-price environment. We took big positions in such energy-sensitive companies as TXU, Exelon, Entergy and Southwestern Energy, all of which helped performance significantly. We generally avoided the more defensive utilities that are pure distribution companies. We deemphasized telecommunications services companies, with a significant underweight in wire line telecommunications companies and an overweight in wireless companies. Alamosa Holdings, the largest of the Sprint affiliates, was a particularly strong performer. It reported steadily rising earnings throughout the year and its prospects improved because of Sprint’s acquisition of Nextel. Other wireless service providers that did well included O2 plc, Centennial Communications, and Western Wireless, which was acquired by Alltel at a significant premium to its share price. We have since sold Alamosa Holdings and O2 plc.

While there were no major loss positions, some holdings were disappointing. Our investment in bonds of Calpine, which underperformed because of investor concerns about the near-term outlook for the California-based company, detracted from performance, as did our position in shares of Gaz de France, a European company. We continued to hold both investments at the end of the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,135.81	$ 6.14
Class B	$ 1,000.00	$ 1,130.92	$ 9.88
Class C	$ 1,000.00	$ 1,130.83	$ 9.94
Class I	$ 1,000.00	$ 1,137.33	$ 4.63
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.46	$ 5.80
Class B	$ 1,000.00	$ 1,015.93	$ 9.35
Class C	$ 1,000.00	$ 1,015.88	$ 9.40
Class I	$ 1,000.00	$ 1,020.87	$ 4.38

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.14% for Class A, 1.84% for Class B, 1.85% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.54	$ 7.67	$ 6.40	$ 8.66	$ 14.69

Income from investment operations
Net investment income (loss)	0.41	0.21	0.17	0.25	0.40
Net realized and unrealized gains or losses on investments	2.49	1.87	1.27	(2.26)	(5.00)

Total from investment operations	2.90	2.08	1.44	(2.01)	(4.60)

Distributions to shareholders from
Net investment income	(0.41)	(0.21)	(0.17)	(0.25)	(0.38)
Net realized gains	0	0	0	0	(1.05)

Total distributions to shareholders	(0.41)	(0.21)	(0.17)	(0.25)	(1.43)

Net asset value, end of period	$ 12.03	$ 9.54	$ 7.67	$ 6.40	$ 8.66

Total return[1]	30.67%	27.44%	22.99%	(23.57%)	(34.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$263,563	$195,751	$164,414	$143,567	$218,603
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%	1.32%	1.58%	1.16%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.24%	1.50%	1.66%	1.59%	1.30%
Net investment income (loss)	3.71%	2.43%	2.55%	3.26%	3.20%
Portfolio turnover rate	106%	49%	177%	304%	83%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.55	$ 7.67	$ 6.40	$ 8.67	$ 14.70

Income from investment operations
Net investment income (loss)	0.33	0.15	0.12	0.19	0.29
Net realized and unrealized gains or losses on investments	2.48	1.88	1.27	(2.27)	(4.97)

Total from investment operations	2.81	2.03	1.39	(2.08)	(4.68)

Distributions to shareholders from
Net investment income	(0.33)	(0.15)	(0.12)	(0.19)	(0.30)
Net realized gains	0	0	0	0	(1.05)

Total distributions to shareholders	(0.33)	(0.15)	(0.12)	(0.19)	(1.35)

Net asset value, end of period	$ 12.03	$ 9.55	$ 7.67	$ 6.40	$ 8.67

Total return[1]	29.66%	26.69%	22.09%	(24.22%)	(34.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$66,717	$60,169	$58,975	$59,748	$125,540
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.77%	2.03%	2.30%	1.90%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.93%	2.21%	2.38%	2.33%	2.05%
Net investment income (loss)	2.98%	1.73%	1.87%	2.53%	2.45%
Portfolio turnover rate	106%	49%	177%	304%	83%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.56	$ 7.68	$ 6.41	$ 8.67	$ 14.71

Income from investment operations
Net investment income (loss)	0.33	0.15	0.13	0.19	0.29
Net realized and unrealized gains or losses on investments	2.48	1.88	1.26	(2.26)	(4.98)

Total from investment operations	2.81	2.03	1.39	(2.07)	(4.69)

Distributions to shareholders from
Net investment income	(0.33)	(0.15)	(0.12)	(0.19)	(0.30)
Net realized gains	0	0	0	0	(1.05)

Total distributions to shareholders	(0.33)	(0.15)	(0.12)	(0.19)	(1.35)

Net asset value, end of period	$ 12.04	$ 9.56	$ 7.68	$ 6.41	$ 8.67

Total return[1]	29.63%	26.66%	22.07%	(24.11%)	(34.52%)

Ratios and supplemental data
Net assets, end of period (thousands)	$26,619	$13,168	$11,831	$8,368	$12,853
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%	2.03%	2.30%	1.91%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.96%	2.21%	2.38%	2.34%	2.05%
Net investment income (loss)	3.11%	1.72%	1.80%	2.52%	2.45%
Portfolio turnover rate	106%	49%	177%	304%	83%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.55	$ 7.68	$ 6.40	$ 8.66	$14.69

Income from investment operations
Net investment income (loss)	0.43	0.22[2]	0.20	0.28	0.45
Net realized and unrealized gains or losses on investments	2.50	1.88	1.27	(2.27)	(5.02)

Total from investment operations	2.93	2.10	1.47	(1.99)	(4.57)

Distributions to shareholders from
Net investment income	(0.44)	(0.23)	(0.19)	(0.27)	(0.41)
Net realized gains	0	0	0	0	(1.05)

Total distributions to shareholders	(0.44)	(0.23)	(0.19)	(0.27)	(1.46)

Net asset value, end of period	$12.04	$ 9.55	$ 7.68	$ 6.40	$ 8.66

Total return	31.01%	27.76%	23.49%	(23.38%)	(33.84%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,168	$2,367	$ 689	$ 637	$1,135
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	0.98%	1.30%	0.91%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.97%	1.16%	1.38%	1.34%	1.04%
Net investment income (loss)	4.42%	2.57%	2.86%	3.53%	3.46%
Portfolio turnover rate	106%	49%	177%	304%	83%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005

	Shares	Value

COMMON STOCKS 76.5%
ENERGY 12.7%
Oil, Gas & Consumable Fuels 12.7%
Crosstex Energy, Inc. (p)	100,000	$6,621,000
Enterprise GP Holdings, LP (p)	30,000	1,074,000
Gaz de France	258,420	7,943,597
Inergy Holdings, LP (p)	24,000	887,760
Kinder Morgan, Inc. (p)	70,000	6,363,000
Southwestern Energy Co. (p)	265,000	19,223,100
Whiting Petroleum Corp. * (p)	100,000	4,055,000

		46,167,457

FINANCIALS 1.1%
Real Estate 1.1%
Global Signal, Inc. REIT (p)	100,000	4,145,000

TELECOMMUNICATION SERVICES 15.7%
Diversified Telecommunication Services 6.9%
AT&T Corp.	375,000	7,417,500
BellSouth Corp.	310,000	8,066,200
Shenandoah Telecommunications Co. (p)	225,000	9,585,000

		25,068,700

Wireless Telecommunication Services 8.8%
Alltel Corp.	75,000	4,639,500
Centennial Communications Corp., Class A (p)	400,000	5,924,000
Dobson Communications Corp.	150,000	1,093,500
Leap Wireless International, Inc. (p)	200,000	6,602,000
Sprint Nextel Corp.	550,000	12,820,500
UbiquiTel, Inc. * (p)	100,000	864,000

		31,943,500

UTILITIES 47.0%
Electric Utilities 15.3%
Allete, Inc. (p)	100,000	4,401,000
DPL, Inc. (p)	350,000	9,019,500
E.ON AG (p)	140,000	4,229,400
Entergy Corp.	110,000	7,779,200
Exelon Corp.	230,000	11,966,900
FirstEnergy Corp.	200,000	9,500,000
FPL Group, Inc.	80,000	3,444,800
ITC Holdings Corp. (p)	125,000	3,437,500
Scottish Power plc	200,000	1,956,556

		55,734,856

Gas Utilities 13.3%
Energen Corp.	220,000	8,272,000
Equitable Resources, Inc. (p)	130,000	5,024,500
Questar Corp. (p)	75,000	5,906,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities continued
Snam Rete Gas SpA	3,500,000	$19,219,467
UGI Corp.	420,000	9,912,000

		48,334,217

Independent Power Producers & Energy Traders 7.6%
Constellation Energy Group, Inc.	150,000	8,220,000
Dynegy, Inc., Class A (p)	300,000	1,332,000
Ormat Technologies, Inc. (p)	150,000	3,057,000
TXU Corp.	150,000	15,112,500

		27,721,500

Multi-Utilities 10.7%
MDU Resources Group, Inc. (p)	230,000	7,583,100
National Grid Transco plc, ADR (p)	165,000	7,563,600
PG&E Corp.	200,000	7,276,000
Sempra Energy	200,000	8,860,000
Wisconsin Energy Corp.	200,000	7,566,000

		38,848,700

Water Utilities 0.1%
Pennichuck Corp.	30,000	615,000

Total Common Stocks (cost $204,696,369)		278,578,930

CONVERTIBLE PREFERRED STOCKS 9.1%
ENERGY 3.7%
Oil, Gas & Consumable Fuels 3.7%
El Paso Corp., 4.99%, 12/31/2049 144A	12,500	13,604,687

UTILITIES 5.4%
Electric Utilities 0.9%
FPL Group, Inc., 8.00%, 02/16/2006 (p)	50,000	3,238,000

Independent Power Producers & Energy Traders 1.5%
Mirant Trust, Ser. A, 6.25%, 10/01/2030 (p)	125,000	5,450,000

Multi-Utilities 3.0%
CMS Energy Corp., Ser. B, 4.50%, 12/31/2049	50,000	4,106,250
PNM Resources, Inc., 6.75%, 05/16/2008	142,000	6,830,200

		10,936,450

Total Convertible Preferred Stocks (cost $29,653,866)		33,229,137

PREFERRED STOCKS 1.2%
UTILITIES 1.2%
Multi-Utilities 1.2%
Aquila, Inc. (p) (cost $2,532,722)	178,400	4,504,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 10.4%
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
McMoran Exploration Co.:
5.25%, 10/06/2011 144A	$ 5,000,000	$5,831,250
6.00%, 07/02/2008	900,000	1,183,500

		7,014,750

TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunication Services 2.8%
Western Wireless Corp., 4.625%, 06/15/2023	3,700,000	10,138,000

UTILITIES 5.7%
Independent Power Producers & Energy Traders 3.8%
Calpine Corp., 7.75%, 06/01/2015	11,000,000	8,580,000
Mirant Corp., 5.75%, 07/15/2007	4,500,000	4,995,000

		13,575,000

Multi-Utilities 1.9%
Centerpoint Energy, Inc., 3.75%, 05/15/2023	2,600,000	3,175,250
Xcel Energy, Inc., 7.50%, 11/21/2007	2,500,000	3,821,875

		6,997,125

Total Convertible Debentures (cost $29,872,638)		37,724,875

	Shares	Value

SHORT-TERM INVESTMENTS 17.2%
MUTUAL FUND SHARES 17.2%
Evergreen Institutional Money Market Fund ø	11,243,888	11,243,888
Navigator Prime Portfolio (pp)	51,318,253	51,318,253

Total Short-Term Investments (cost $62,562,141)		62,562,141

Total Investments (cost $329,317,736) 114.4%		416,599,683
Other Assets and Liabilities (14.4%)		(52,532,552)

Net Assets 100.0%		$364,067,131

(p)	All or a portion of this security is on loan.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

The following table shows the percent of total long-term investments by industry as of October 31, 2005:

Oil, Gas & Consumable Fuels	18.9%
Multi-Utilities	17.2%
Electric Utilities	16.6%
Gas Utilities	13.7%
Independent Power Producers & Energy Traders	13.2%
Wireless Telecommunications Services	11.9%
Diversified Telecommunication Services	7.1%
Real Estate	1.2%
Water Utilities	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $318,073,848) including
$50,548,912 of securities loaned	$405,355,795
Investments in affiliated money market fund, at value (cost $11,243,888)	11,243,888

Total investments	416,599,683
Foreign currency, at value (cost $5,503)	5,508
Receivable for Fund shares sold	366,477
Dividends and interest receivable	967,985
Receivable for securities lending income	3,760
Prepaid expenses and other assets	43,096

Total assets	417,986,509

Liabilities
Dividends payable	273,668
Payable for securities purchased	1,903,379
Payable for Fund shares redeemed	362,638
Payable for securities on loan	51,318,253
Advisory fee payable	4,154
Distribution Plan expenses payable	4,680
Due to other related parties	1,293
Accrued expenses and other liabilities	51,313

Total liabilities	53,919,378

Net assets	$364,067,131

Net assets represented by
Paid-in capital	$418,465,923
Overdistributed net investment income	(152,149)
Accumulated net realized losses on investments	(141,528,595)
Net unrealized gains on investments	87,281,952

Total net assets	$364,067,131

Net assets consists of
Class A	$263,562,753
Class B	66,716,608
Class C	26,619,390
Class I	7,168,380

Total net assets	$364,067,131

Shares outstanding (unlimited number of shares authorized)
Class A	21,916,365
Class B	5,545,968
Class C	2,211,437
Class I	595,426

Net asset value per share
Class A	$12.03
Class A — Offering price (based on sales charge of 5.75%)	$12.76
Class B	$12.03
Class C	$12.04
Class I	$12.04

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $571,912)	$13,870,485
Interest	1,224,934
Income from affiliate	314,123
Securities lending	62,094

Total investment income	15,471,636

Expenses
Advisory fee	1,355,334
Distribution Plan expenses
Class A	705,104
Class B	651,369
Class C	181,162
Administrative services fee	321,479
Transfer agent fees	1,111,812
Trustees' fees and expenses	4,204
Printing and postage expenses	73,868
Custodian and accounting fees	89,465
Registration and filing fees	45,475
Professional fees	22,399
Other	7,269

Total expenses	4,568,940
Less: Expense reductions	(5,884)
Fee waivers and expense reimbursements	(521,268)

Net expenses	4,041,788

Net investment income	11,429,848

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	56,080,501
Foreign currency related transactions	(5,669)

Net realized gains on investments	56,074,832
Net change in unrealized gains or losses on investments	14,078,846

Net realized and unrealized gains or losses on investments	70,153,678

Net increase in net assets resulting from operations	$81,583,526

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005		2004

Operations
Net investment income		$11,429,848		$5,497,700
Net realized gains on investments		56,074,832		20,083,863
Net change in unrealized gains or losses
on investments		14,078,846		34,439,551

Net increase in net assets resulting
from operations		81,583,526		60,021,114

Distributions to shareholders from
Net investment income
Class A		(8,785,304)		(4,267,966)
Class B		(1,936,093)		(1,040,268)
Class C		(608,498)		(215,642)
Class I		(201,022)		(27,366)

Total distributions to shareholders		(11,530,917)		(5,551,242)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,608,729	41,456,474	1,844,008	16,140,890
Class B	777,106	8,856,230	370,325	3,207,296
Class C	1,317,106	15,250,818	394,586	3,372,147
Class I	501,424	5,651,465	204,900	1,822,245

		71,214,987		24,542,578

Net asset value of shares issued in
reinvestment of distributions
Class A	668,654	7,708,972	441,563	3,783,975
Class B	152,203	1,752,572	115,397	982,125
Class C	34,780	404,535	20,372	174,131
Class I	14,730	175,800	1,880	16,381

		10,041,879		4,956,612

Automatic conversion of Class B shares
to Class A shares
Class A	266,796	2,944,448	223,198	1,898,434
Class B	(266,772)	(2,944,448)	(223,110)	(1,898,434)

		0		0

Payment for shares redeemed
Class A	(3,141,093)	(35,282,220)	(3,438,320)	(28,950,838)
Class B	(1,418,139)	(15,815,358)	(1,647,847)	(14,117,530)
Class C	(518,572)	(5,702,351)	(577,757)	(4,935,603)
Class I	(168,457)	(1,897,361)	(48,809)	(418,138)

		(58,697,290)		(48,422,109)

Net increase (decrease) in net assets
resulting from capital share
transactions		22,559,576		(18,922,919)

Total increase in net assets		92,612,185		35,546,953
Net assets
Beginning of period		271,454,946		235,907,993

End of period		$364,067,131		$271,454,946

Overdistributed net investment income		$(152,149)		$(45,512)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses. During the year ended October 31, 2005, the following amounts were reclassified:

Paid-in capital	($101)
Overdistributed net investment income	(5,568)
Accumulated net realized losses on investments	5,669

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC waived its advisory fee in the amount of $521,211 and reimbursed other expenses in the amount of $57.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2005, the Fund paid brokerage commissions of $36,300 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

NOTES TO FINANCIAL STATEMENTS continued

assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $35,340 from the sale of Class A shares and $153,719 and $4,966 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $358,194,231 and $334,238,920, respectively, for the year ended October 31, 2005.

During the year ended October 31, 2005, the Fund loaned securities to certain brokers. At October 31, 2005, the value of securities on loan and the value of collateral amounted to $50,548,912 and $51,318,253, respectively.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $330,455,509. The gross unrealized appreciation and depreciation on securities based on tax cost was $89,950,436 and $3,806,262, respectively, with a net unrealized appreciation of $86,144,174.

As of October 31, 2005, the Fund had $140,390,822 in capital loss carryovers for federal income tax expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$152,149	$86,144,179	$140,390,822

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $11,530,917 and $5,551,242 of ordinary income for the years ended October 31, 2005 and October 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals

NOTES TO FINANCIAL STATEMENTS continued

Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT DISTRIBUTIONS

On November 30, 2005, the Fund declared distributions from net investment income to shareholder of record on November 29, 2005. The per share amounts payable on December 1, 2005 were as follows:

Net
Investment
Income

Class A	$ 0.1351
Class B	0.1281
Class C	0.1276
Class I	0.1416

These distributions are not reflected in the accompanying financial statements.

14. SUBSEQUENT EVENT

Effective January 1, 2006, EIMC is paid an annual fee starting at 0.42% and declining to 0.35% as the average daily net assets of the Fund increases.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Utility and Telecommunications Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 27, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 55.35% of ordinary income dividends paid during the fiscal year ended October 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2005, the Fund designates 80.73% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capa-

ADDITIONAL INFORMATION (unaudited) continued

bilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quin-tile over recently completed one- and three- year periods and in the fourth quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564349 rv3 12/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$40,607	$37,604
fees
Audit-related fees	0	0

Audit and audit-related fees	40,607	37,604
Tax fees (1)	0	750
All other fees	0	0

Total fees	$40,607	$38,354

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: October 28, 2005